Credit Opportunities Explorer Fund
Principal Funds, Inc.
Supplement dated September 16, 2016
to the Statutory Prospectus dated December 31, 2015
(as supplemented on March 18, 2016, May 31, 2016, June 17, 2016,
June 30, 2016, and July 29, 2016)
This supplement updates information currently in the Statutory Prospectus. Please retain this supplement for future reference.

CREDIT OPPORTUNITIES EXPLORER FUND
Delete the Annual Fund Operating Expenses table, and replace with the following:Annual Fund Operating Expenses(expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Credit Opportunities Explorer Fund		Credit Opportunities Explorer Fund, Class A	Credit Opportunities Explorer Fund, Institutional
Management Fees (as a percentage of Assets)		0.60%	0.60%
Distribution and Service (12b-1) Fees	[1]
Other Expenses (as a percentage of Assets):		0.54%	0.46%
Acquired Fund Fees and Expenses		0.01%	0.01%
Expenses (as a percentage of Assets)		1.15%	1.07%
Fee Waiver or Reimbursement	[2]	(0.29%)	(0.36%)
Net Expenses (as a percentage of Assets)		0.86%	0.71%
[1]	Expense information in the table has been restated to reflect current fees. Effective September 1, 2016, the Distribution and/or Service (12b-1) Fees for Class A were eliminated.
[2]	Principal Management Corporation ("Principal"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.85% for Class A, and 0.70% for Institutional Class shares. It is expected that the expense limits will continue through the period ending December 30, 2016; however, Principal Funds, Inc. and Principal, the parties to the agreement, may mutually agree to terminate the expense limits prior to the end of the period.

Delete the Example table, and replace with the following:Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - Credit Opportunities Explorer Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Credit Opportunities Explorer Fund, Class A	459	699	957	1,695
Credit Opportunities Explorer Fund, Institutional	73	305	555	1,273